Gains and losses on derecognition of Financial Assets measured at Amortized Cost	6 Months Ended
Jun. 30, 2020
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Disclosure - Gain and Losses on derecognition of Financial Assets at Amortized costs [text block]

Gains and Losses on derecognition of financial assets measured at amortized cost

As of June 30, 2020, the Group sold financial assets measured at amortized cost of € 6,432 million (June 30, 2019: € 21 million) primarily from a Hold to Collect portfolio in Treasury. These sales were made as part of realigning our strategy for managing the interest rate risk in the Banking Book as a result of these sales, the Hold to Collect business model is no longer valid for future acquisitions of assets in this portfolio.

The table below presents the gains and (losses) arising from derecognition of these securities.

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Gains	174	0	235	0
Losses	(3)	0	(3)	0
Net gains (losses) from derecognition of securities measured at amortized cost	171	0	232	0